OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS	12. OTHER NON-CURRENT ASSETS As of December 31, 2024 and 2025, other non-current assets included VAT recoverable and prepayment for acquisition of datacenters and purchase of property and equipment.